Mining Interests (Details Textual)			1 Months Ended		12 Months Ended
	Jul. 02, 2020 USD ($) $ / Ounce shares	May 10, 2018 USD ($)	Jan. 21, 2021 USD ($) shares	May 31, 2018	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Jul. 31, 2020 USD ($)	Jul. 02, 2020 $ / shares
Disclosure Of Mining Interests [Line Items]
Purchase of mining assets					$ 132,409,000	$ 68,647,000
Other financial assets					26,486,000	36,319,000
Assets arising from exploration for and evaluation of mineral resources					1,048,530,000	509,730,000
Total assets					2,124,989,000	1,237,517,000
Springpole Silver Stream [Member]
Disclosure Of Mining Interests [Line Items]
Acquisition of mining interest, consideration transferred	$ 10,000,000.0
Purchase of mining assets	2,500,000		$ 3,750,000		2,500,000
Acquisition of mining interest, shares issued, value	$ 7,500,000		$ 3,750,000		$ 2,500,000
Acquisition of mining interest, shares issued (in shares) | shares			287,300		805,698
Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Accrued amount in NSR					$ 1,000,000.0	0
Total assets					$ 257,244,000	166,525,000
Jerritt Canyon [Member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver					0.50%
NSR royalty accrual outstanding					$ 100,000	$ 0
Jerritt Canyon [Member] | Bottom of range [Member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver					2.50%
Jerritt Canyon [Member] | Top of range [Member]
Disclosure Of Mining Interests [Line Items]
NSR royalty rate on production of gold and silver					5.00%
Wheaton Precious Metals International Ltd. [Member]
Disclosure Of Mining Interests [Line Items]
New stream agreement, percentage of gold equivalent production, counter party				25.00%	25.00%
New stream agreement, ongoing payments, upper range limit		$ 600,000			$ 600
New stream agreement, percentage of annual inflation adjustment		1.00%			1.00%
First Mining Gold Corp [Member]
Disclosure Of Mining Interests [Line Items]
Fair value of warrants					$ 5,700,000
Class of warrants or rights, number of warrant purchased (in shares) | shares	30,000,000
Class of warrants or rights, exercise price (in CAD per share) | $ / shares								$ 0.40
Class of warrants or rights, term (Year)	5 years
First Mining Gold Corp [Member] | Springpole Silver Stream [Member]
Disclosure Of Mining Interests [Line Items]
Percentage of life of mine payable silver produced	50.00%
Acquisition of mining interest, price							$ 22,500,000
Percentage of silver spot price	33.00%
Purchase silver, price (in USD per Ounce) | $ / Ounce	7.50
Purchase price, annual inflation escalation	2.00%
Acquisition of mining interest, consideration transferred					17,500,000
Consideration paid allocated to other financial assets					5,700,000
Consideration paid allocated to exploration and evaluation assets					$ 11,800,000
Sandstorm Gold Ltd. [Member] | Mexico - Santa Elena [Member]
Disclosure Of Mining Interests [Line Items]
Percent of gold production required to be sold					20.00%
Gold, selling price, per ounce					$ 450
Purchase agreement, annual inflation increase, percent					1.00%
Sandstorm Gold Ltd. [Member] | Mexico - Santa Elena [Member] | Top of range [Member]
Disclosure Of Mining Interests [Line Items]
Gold, selling price, per ounce					$ 464,000